Vanguard U.S. Growth Fund

Supplement to the Prospectus and Summary Prospectus Dated December 28, 2009

Important Change to Vanguard U.S. Growth Fund

AllianceBernstein has announced the retirement of James G. Reilly effective June 30, 2010. Mr. Reilly is co-manager of the AllianceBernstein portion of Vanguard U.S. Growth Fund.

P. Scott Wallace, CFA, who serves as co-manager with Mr. Reilly, will become the sole portfolio manager of the AllianceBernstein portion of the Fund upon Mr. Reilly’s retirement. The Fund’s investment objective, strategies, and policies remain unchanged.

Mr. Wallace, Senior Vice President and Portfolio Manager of AllianceBernstein, has worked in investment management since 1986. He has managed investment portfolios for AllianceBernstein since 2001 and has co-managed AllianceBernstein’s portion of the Fund with Mr. Reilly since 2008. He holds a B.A. from Princeton University.

CFA® is a trademark owned by CFA Institute.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS23 042010

Vanguard U.S. Growth Fund

Supplement to the Statement of Additional Information Dated December 28, 2009

Important Change to Vanguard U.S. Growth Fund

AllianceBernstein has announced the retirement of James G. Reilly effective June 30, 2010. Mr. Reilly is co-manager of the AllianceBernstein portion of Vanguard U.S. Growth Fund.

P. Scott Wallace, CFA, who serves as co-manager with Mr. Reilly, will become the sole portfolio manager of the AllianceBernstein portion of the Fund upon Mr. Reilly’s retirement. The Fund’s investment objective, strategies, and policies remain unchanged.

Mr. Wallace, Senior Vice President and Portfolio Manager of AllianceBernstein, has worked in investment management since 1986. He has managed investment portfolios for AllianceBernstein since 2001 and has co-managed AllianceBernstein’s portion of the Fund with Mr. Reilly since 2008. He holds a B.A. from Princeton University.

Statement of Additional Information Text Changes

On page B-46, the text under the heading “1. Other Accounts Managed” is replaced with the following:

P. Scott Wallace manages a portion of Vanguard U.S. Growth Fund. As of August 31, 2009, the Fund held assets of $3.6 billion. As of August 31, 2009, Mr. Wallace also managed or co-managed eight other registered investment companies with total assets of $5.3 billion (advisory fees based on account performance for one of these accounts with total assets of $93 million); 11 pooled investment vehicles with total assets of $730 million (advisory fees not based on account performance); and 34,005 other accounts with total assets of $20.7 billion (advisory fees based on account performance for seven of these accounts with total assets of $1.7 billion).

On page B-48, the text under the heading “4. Ownership of Securities” is replaced with the following:

As of August 31, 2009, Mr. Wallace owned no shares of the U.S. Growth Fund.

CFA® is a trademark owned by CFA Institute.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI023 042010